Property, Plant and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment, net.
Schedule of Property, plant and equipment, net

    Property, plant and equipment, net consisted of the following at December 31:

	2012	2011
Land	$5,013	$5,626
Building and leasehold improvements	20,529	19,711
Vehicles	117,376	90,740
Computer hardware and software	57,920	39,547
Communication and medical equipment and other	77,154	66,191

	277,992	221,815
Less: accumulated depreciation and amortization	(86,128)	(29,869)

Property, plant and equipment, net	$191,864	$191,946